Note 8 - Share Capital and Reserves	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
8.	Share capital and reserves

(a)	Authorized share capital

At
December 31, 2018,
the authorized share capital comprised an unlimited number of common shares. The common shares do not
have a par value. All issued shares are fully paid.

(b)	Details of private placement and other issues of common shares in 2018, 2017 and 2016

On
June 7, 2018,
the Company closed a non-brokered private placement by the issuance of
9,440,000
units at a price of
$1.00
per unit for gross proceeds of
$9,440,000.
Each unit consists of
one
common share and
one
-half of
one
non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one
common share of the Company at a price of
$1.35
per share until
June 7, 2022.
The warrants are subject to an acceleration provision whereby if, commencing
October 8, 2018,
the daily volume weighted average trading price of the common shares on the Toronto stock exchange is higher than
$2.00
for
20
consecutive trading days then, on the
20th
consecutive trading day of any such period (the “Acceleration Trigger Date”), the expiry date of the warrants may
be accelerated by the Company to the
30th
trading day after the Acceleration Trigger Date by the issuance of a news release announcing such acceleration within three
trading days of the Acceleration Trigger Date. Share issuance costs included finders’ fee of
$384,900
in cash, and finders’ warrants to purchase up to
192,450
common shares at a price of
$1.35
per common share until
June 7, 2020.
The fair value of the finders’ warrants was
$36,566
per statement of equity. In connection with the private placement, the Company also incurred
$216,659
in other cash share issuance costs. These amounts were recorded as a reduction to share capital. The proceeds of the private placement were allocated entirely to share capital.

On
June 1, 2017,
the Company closed a bought deal private placement by the issuance of
9,857,800
units at a price of
$1.75
per unit for gross proceeds of
$17,251,150.
Each unit consists of
one
common share and
one
-half of
one
non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one
common share of the Company at a price of
$2.45
per share until
June 1, 2020.
Share issue costs included a finder’s fee of
$1,035,069
in cash, and finders’ warrants to purchase up to
295,734
common shares at a price of
$2.00
per common share until
June 1, 2019.
The fair value of the finders’ warrants was
$171,526.
In connection with the private placement, the Company also incurred
$296,823
in other cash share issue costs. These amounts were recorded as a reduction to share capital. The proceeds of the private placement were allocated entirely to share capital.

On
February 7, 2017,
the Company closed a non-brokered private placement by the issuance of
2,519,407
units at a price of
$1.35
per unit for gross proceeds of
$3,401,199.
Each unit consists of
one
common share and
one
-half of
one
non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one
common share of the Company at a price of
$2.00
per share until
August 7, 2019.
Share issue costs included a finder’s fee of
$88,631
in cash, and finders’ warrants to purchase up to
17,911
common shares at a price of
$1.35
per common share until
August 7, 2019.
The fair value of the finders’ warrants was
$9,165.
In connection with the private placement, the Company also incurred
$116,408
in other cash share issue costs. These amounts were recorded as a reduction to share capital. The proceeds of the private placement were allocated entirely to share capital.

On
May 25, 2016,
the Company closed a non-brokered private placement by the issuance of
3,229,082
units at a price of
$1.35
per unit for gross proceeds to the Company of
$4,359,260.
Each unit consists of
one
common share and
one
-half of
one
non-transferable common share purchase warrant. Each whole warrant allows the holder to purchase one
common share of the Company at a price of
$2.00
per share until
November 25, 2018.
Share issue costs included a finder’s fee of
$147,925
in cash, and finders’ warrants to purchase up to
45,944
common shares at a price of
$1.44
per common share until
November 25, 2018.
The fair value of the finders’ warrants was
$17,918.
In connection with the private placement, the Company also incurred
$119,689
in share issue costs. These amounts were recorded as reduction to share capital. The proceeds of the private placement were allocated entirely to share capital.

(c)	Warrants

The continuity of warrants for the years ended
December 31, 2018,
2017
and
2016
are as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2017	Issued	Exercised	Expired	2018
November 25, 2018	$2.00	1,614,541	-	-	(1,614,541)	-
November 25, 2018	$1.44	22,972	-	-	(22,972)	-
June 1, 2019	$2.00	295,734	-	-	-	295,734
August 7, 2019	$2.00	1,259,704	-	-	-	1,259,704
August 7, 2019	$1.35	10,411	-	-	-	10,411
June 1, 2020	$2.45	4,928,900	-	-	-	4,928,900
June 7, 2020	$1.35	-	192,450	-	-	192,450
June 7, 2022	$1.35	-	4,720,000	-	-	4,720,000
Warrants outstanding and exercisable		8,132,262	4,912,450	-	(1,637,513)	11,407,199
Weighted average exercise price		$2.27	$1.35	-	$1.99	$1.91

The weighted average remaining life of warrants outstanding at
December 31, 2018
was
2.14
years (
2017
–
1.95
years).

	Exercise	December 31,				December 31,
Expiry date	price	2016	Issued	Exercised	Expired	2017
November 17, 2017	$1.00	2,036,667	-	(1,986,667)	(50,000)	-
November 25, 2018	$2.00	1,614,541	-	-	-	1,614,541
November 25, 2018	$1.44	45,944	-	(22,972)	-	22,972
June 1, 2019	$2.00	-	295,734	-	-	295,734
August 7, 2019	$2.00	-	1,259,704	-	-	1,259,704
August 7, 2019	$1.35	-	17,911	(7,500)	-	10,411
June 1, 2020	$2.45	-	4,928,900	-	-	4,928,900
Warrants outstanding and exercisable		3,697,152	6,502,249	(2,017,139)	(50,000)	8,132,262
Weighted average exercise price		$1.44	$2.34	$1.01	$1.00	$2.27

The weighted average remaining life of warrants outstanding at
December 31, 2017
was
1.95
years (
2016
–
1.34
years).

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2015	Issued	Exercised	cancelled	2016
February 11, 2016	$1.76	2,210,000	-	-	(2,210,000)	-
February 11, 2016	$1.12	49,410	-	-	(49,410)	-
July 17, 2016	$1.58	4,376,000	-	(4,376,000)	-	-
July 17, 2016	$1.32	186,000	-	-	(186,000)	-
November 17, 2017	$1.00	2,253,334	-	(216,667)	-	2,036,667
November 17, 2017	$0.77	35,200	-	(35,200)	-	-
November 25, 2018	$2.00	-	1,614,541	-	-	1,614,541
November 25, 2018	$1.44	-	45,944	-	-	45,944
Warrants outstanding and exercisable		9,109,944	1,660,485	(4,627,867)	(2,445,410)	3,697,152
Weighted average exercise price		$1.47	$1.98	$1.55	$1.71	$1.44

The weighted average fair value of finders’ warrants granted during the years ended
December 31, 2018,
2017
and
2016
calculated using the Black-Scholes model at the issue dates, are as follows:

Weighted average assumptions used

Number of warrants	Date of issue	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
192,450	June 7, 2018	$0.19	1.94%	2	54.02%	$Nil
295,734	June 1, 2017	$0.58	0.71%	2	66.26%	$Nil
17,911	February 7, 2017	$0.51	0.72%	2.50	61.54%	$Nil
45,944	May 25, 2016	$0.39	0.59%	2	55.53%	$Nil

(d)	Share purchase option compensation plan

The Company’s stock option plan permits the issuance of options up to a maximum of
10%
of the Company’s issued share capital. Stock options issued to any consultant or person providing investor relations services cannot exceed
2%
of the issued and outstanding common shares in any
twelve
month period. At
December 31, 2018,
the Company had reserved
1,465,672
stock options that
may
be granted. The exercise price of any option cannot be less than the volume weighted average trading price of the shares for the five
trading days immediately preceding the date of the grant.

The maximum term of all options is
five
years. The Board of Directors determines the term of the option (to a maximum of five
years) and the time during which any option
may
vest. Options granted to consultants or persons providing investor relations services shall vest in stages with no
more than
25%
of such option being exercisable in any
three
month period. All options granted during the years ended
December 31, 2018,
2017
and
2016
vested on the grant date.

The Company’s stock option plan permits the option holder to exercise cashless by surrendering a portion of the underlying option shares to pay for the exercise price and the corresponding withholding taxes, if applicable.

The continuity of stock options for the year ended
December 31, 2018,
2017
and
2016
are as follows:

Expiry date	Exercise price	December 31, 2017	Granted	Exercised		Expired	December 31, 2018
April 4, 2018	$1.74	90,000	-	-		(90,000)	-
May 6, 2018	$1.41	100,000	-	-		(100,000)	-
June 8, 2018	$1.44	1,915,000	-	-		(1,915,000)	-
June 18, 2018	$1.46	250,000	-	-		(250,000)	-
June 29, 2018	$1.71	15,000	-	-		(15,000)	-
August 9, 2018	$1.91	491,000	-	-		(491,000)	-
September 15, 2018	$1.85	170,000	-	-		(170,000)	-
December 11, 2018	$0.72	590,000	-	(575,000	) (i)	(15,000)	-
December 11, 2018	$1.68	150,000	-	-		(150,000)	-
December 11, 2018	$1.80	20,000	-	-		(20,000)	-
January 2, 2019	$1.04	375,000	-	-		-	375,000
March 17, 2019	$1.35	207,000	-	-		-	207,000
May 4, 2019	$1.99	175,000	-	-		-	175,000
May 19, 2019	$1.84	75,000	-	-		-	75,000
June 12, 2019	$1.89	75,000	-	-		-	75,000
July 2, 2019	$1.32	150,000	-	-		-	150,000
July 2, 2019	$1.19	60,000	-	-		-	60,000
July 2, 2019	$1.34	1,427,000	-	-		-	1,427,000
September 19, 2019	$1.40	1,160,000	-	-		-	1,160,000
April 10, 2020	$1.03	-	90,000	-		-	90,000
April 30, 2020	$1.53	500,000	-	-		-	500,000
April 30, 2020	$1.14	100,000	-	-		-	100,000
April 30, 2020	$1.04	-	100,000	-		-	100,000
June 8, 2020	$0.98	-	2,180,000	-		-	2,180,000
September 30, 2020	$1.25	1,195,000	-	-		(100,000)	1,095,000
September 30, 2020	$0.83	-	106,000	-		-	106,000
September 30, 2020	$0.79	-	170,000	-		-	170,000
December 13, 2020	$0.86	-	762,000	-		-	762,000
February 7, 2021	$1.11	-	300,000	-		-	300,000
March 29, 2021	$1.08	-	400,000	-		-	400,000
December 12, 2021	$1.00	-	200,000	-		-	200,000
Options outstanding and exercisable		9,290,000	4,308,000	(575,000)		(3,316,000)	9,707,000
Weighted average exercise price		$1.39	$0.97	$0.72		$1.54	$1.19

(i)	In accordance with the Company’s stock option plan, options holders exercised
552,000
stock options on a cashless basis at an exercise price of
$0.72.
The total number of shares issued in connection with the cashless exercise of options was
64,094.

The weighted average remaining life of stock options outstanding at
December 31, 2018
was
1.24
years (
2017
–
1.33
years).

Expiry date	Exercise price	December 31, 2016	Granted	Exercised		Expired	December 31, 2017
January 6, 2017	$0.98	1,180,000	-	(1,180,000	) (i)	-	-
May 4, 2017	$1.91	175,000	-	(75,000)		(100,000)	-
June 8, 2017	$1.98	75,000	-	-		(75,000)	-
August 26, 2017	$0.74	1,310,000	-	(1,310,000	) (i)	-	-
September 11, 2017	$2.31	500,000	-	-		(500,000)	-
November 22, 2017	$2.22	100,000	-	-		(100,000)	-
April 4, 2018	$1.74	90,000	-	-		-	90,000
May 6, 2018	$1.41	100,000	-	-		-	100,000
June 8, 2018	$1.44	1,915,000	-	-		-	1,915,000
June 18, 2018	$1.46	250,000	-	-		-	250,000
June 29, 2018	$1.71	15,000	-	-		-	15,000
August 9, 2018	$1.91	491,000	-	-		-	491,000
September 15, 2018	$1.85	170,000	-	-		-	170,000
December 11, 2018	$0.72	724,000	-	(134,000	) (i)	-	590,000
December 11, 2018	$1.68	150,000	-	-		-	150,000
December 11, 2018	$1.80	20,000	-	-		-	20,000
January 2, 2019	$1.04	375,000	-	-		-	375,000
March 17, 2019	$1.35	-	207,000	-		-	207,000
May 4, 2019	$1.99	-	175,000	-		-	175,000
May 19, 2019	$1.84	-	75,000	-		-	75,000
June 12, 2019	$1.89	-	75,000	-		-	75,000
July 2, 2019	$1.32	150,000	-	-		-	150,000
July 2, 2019	$1.19	60,000	-	-		-	60,000
July 2, 2019	$1.34	-	1,427,000	-		-	1,427,000
September 19, 2019	$1.40	-	1,160,000	-		-	1,160,000
April 30, 2020	$1.53	-	500,000	-		-	500,000
April 30, 2020	$1.14	-	100,000	-		-	100,000
September 30, 2020	$1.25	-	1,195,000	-		-	1,195,000
Options outstanding and exercisable		7,850,000	4,914,000	(2,699,000)		(775,000)	9,290,000
Weighted average exercise price		$1.29	$1.39	$0.88		$2.21	$1.39

(j)	In accordance with the Company’s stock option plan, options holders exercised
350,000;
1,150,000
and
92,000
stock options on a cashless basis at an exercise price of
$0.98,
$0.74
and
$0.72,
respectively. The total number of shares issued in connection with the cashless exercise of options was
532,836.

The weighted average remaining life of stock options outstanding at
December 31, 2017
was
1.33
years (
2016
–
1.13
years).

Expiry date	Exercise price	December 31, 2015	Granted	Exercised		Expired / cancelled	December 31, 2016
May 6, 2016	$1.33	65,000	-	-		(65,000)	-
June 8, 2016	$2.89	2,145,000	-	-		(2,145,000)	-
July 14, 2016	$1.37	130,000	-	(120,000	) (i)	(10,000)	-
August 15, 2016	$2.57	150,000	-	-		(150,000)	-
October 10, 2016	$1.23	150,000	-	(150,000	) (i)	-	-
January 6, 2017	$0.98	1,180,000	-	-		-	1,180,000
May 4, 2017	$1.91	200,000	-	-		(25,000)	175,000
June 8, 2017	$1.98	75,000	-	-		-	75,000
August 26, 2017	$0.74	1,445,000	-	(135,000)		-	1,310,000
September 11, 2017	$2.31	500,000	-	-		-	500,000
November 22, 2017	$2.22	100,000	-	-		-	100,000
April 4, 2018	$1.74	90,000	-	-		-	90,000
May 6, 2018	$1.41	-	100,000	-		-	100,000
June 8, 2018	$1.44	-	1,915,000	-		-	1,915,000
June 18, 2018	$1.46	250,000	-	-		-	250,000
June 29, 2018	$1.71	-	15,000	-		-	15,000
August 9, 2018	$1.91	-	491,000	-		-	491,000
September 15, 2018	$1.85	-	170,000	-		-	170,000
December 11, 2018	$0.72	756,000	-	(32,000)		-	724,000
December 11, 2018	$1.68	-	150,000	-		-	150,000
December 11, 2018	$1.80	-	20,000	-		-	20,000
January 2, 2019	$1.04	375,000	-	-		-	375,000
July 2, 2019	$1.32	150,000	-	-		-	150,000
July 2, 2019	$1.19	-	60,000	-		-	60,000
Options outstanding and exercisable		7,761,000	2,921,000	(437,000)		(2,395,000)	7,850,000
Weighted average exercise price		$1.65	$1.55	$1.08		$2.81	$1.29

(i)	In accordance with the Company’s stock option plan, options holders exercised
105,000
and
150,000
stock options on a cashless basis at an exercise price of
$1.37
and
$1.23.
The total number of shares issued in connection with the cashless exercise of options was
63,510.

The weighted average fair value of options granted during the years ended
December 31, 2018,
2017
and
2016,
calculated using the Black-Scholes model at grant date, are as follows:

Weighted average assumptions used
Number of options	Date of grant	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
762,000	December 13, 2018	$0.24	1.89%	2	49.38%	$Nil
200,000	December 12, 2018	$0.28	2.06%	3	49.50%	$Nil
170,000	September 26, 2018	$0.25	2.19%	2	47.93%	$Nil
106,000	August 15, 2018	$0.21	2.09%	2	48.39%	$Nil
2,180,000	June 18, 2018	$0.29	1.85%	2	51.53%	$Nil
100,000	May 7, 2018	$0.33	1.95%	2	55.21%	$Nil
90,000	April 10, 2018	$0.31	1.85%	2	55.18%	$Nil
400,000	March 29, 2018	$0.42	1.94%	3	55.10%	$Nil
300,000	February 7, 2018	$0.48	1.99%	3	64.14%	$Nil
1,195,000	December 22, 2017	$0.62	1.71%	3	65.20%	$Nil
100,000	November 23, 2017	$0.50	1.46%	3	63.93%	$Nil
500,000	September 12, 2017	$0.55	1.59%	2.5	63.12%	$Nil
1,160,000	August 25, 2017	$0.48	1.24%	2	62.80%	$Nil
75,000	June 12, 2017	$0.63	0.88%	2	65.95%	$Nil
75,000	May 19, 2017	$0.60	0.72%	2	65.65%	$Nil
175,000	May 4, 2017	$0.63	0.71%	2	65.77%	$Nil
207,000	March 17, 2017	$0.47	0.80%	2	61.28%	$Nil
1,427,000	January 11, 2017	$0.54	0.75%	2	68.94%	$Nil
60,000	December 21, 2016	$0.42	0.83%	2	70.18%	$Nil
20,000	November 2, 2016	$0.69	0.54%	2	68.31%	$Nil
150,000	October 6, 2016	$0.57	0.60%	2	68.47%	$Nil
170,000	September 15, 2016	$0.70	0.58%	2	68.08%	$Nil
491,000	August 9, 2016	$0.76	0.50%	2	67.52%	$Nil
15,000	June 29, 2016	$0.87	0.54%	2	66.44%	$Nil
1,915,000	June 8, 2016	$0.62	0.54%	2	64.68%	$Nil
100,000	May 6, 2016	$0.52	0.54%	2	63.84%	$Nil

Total share-based payments expenses as a result of options granted and vested during the year ended
December 31, 2018
was
$1,308,740
(
2017
- $
2,693,070
;
2016
-
$1,869,010
).